Label	Element	Value
Range Cancer Therapeutics ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Range Cancer Therapeutics ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Loncar Cancer Immunotherapy ETF
(the “Fund”)

Supplement dated June 8, 2023 to the
Prospectus and Statement of Additional Information,
each dated December 20, 2022

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OBJECTIVE, NAME, AND INVESTMENT POLICIES EFFECTIVE JUNE 20, 2023, AS DESCRIBED BELOW.

Changes to the Fund’s Name, Investment Objective, and Website
Effective June 20, 2023, the Fund’s name, investment objective, and website will change as follows, and all such references are revised to reflect the new information:

	Current	New (effective June 20, 2023)
Fund Name	Loncar Cancer Immunotherapy ETF	Range Cancer Therapeutics ETF
Investment Objective	The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index.	The Fund seeks to track the performance, before fees and expenses, of the Range Cancer Therapeutics Index (the “Index”).
Website	www.loncarfunds.com	www.RangeCNCR.com

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance, before fees and expenses, of the Range Cancer Therapeutics Index (the “Index”).
Strategy [Heading]	rr_StrategyHeading	Changes to the Fund’s Principal Investment Strategies In conjunction with the change to the Fund’s investment objective, effective June 20, 2023, the summary section entitled “Principal Investment Strategies” beginning on page 2 of the Prospectus will be replaced with the following: Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
Range Cancer Therapeutics Index
The Index was established in 2023 by Range Fund Holdings (the “Index Provider”) and tracks the performance of a portfolio of U.S. exchange-listed pharmaceutical or biotechnology stocks or American Depositary Receipts (“ADRs”) with a market capitalization of more than $250 million. To be eligible for inclusion in the Index, companies must either derive (i) 50% or more of their commercial revenue from oncology products or (ii) 50% or more of their pipeline value (as defined by the Index Provider) from oncology drugs in development (collectively, “Cancer Therapeutics Companies”). Companies based in China are not eligible for inclusion in the Index. The Index is equal-weighted at the time of its semi-annual reconstitution and rebalance, which takes place on the third Tuesday of June and December.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions). To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Changes to the Fund’s Principal Investment RisksAlso effective June 20, 2023, the following changes will apply to the section entitled “Principal Investment Risks” on pages 3–6 of the Prospectus:•The “Immunotherapy Companies Risk” and “Tax Risk” disclosures are deleted.•The following paragraphs are added:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
◦Cancer Therapeutics Companies Risk. The success of Cancer Therapeutics Companies heavily depends on the outcomes of clinical trials and obtaining necessary regulatory approvals for the development of new drugs and other treatments for cancer-related conditions. These companies face risks related to the failure of clinical trials, unforeseen safety issues, delays in the regulatory approval process, or failure to obtain approvals altogether. Cancer Therapeutics Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. Changes in healthcare policies, reimbursement rates, patent laws, or regulations governing drug development and commercialization can significantly impact the industry and individual companies. These changes may affect profitability, market access, and the viability of certain products or technologies.
A Cancer Therapeutics Company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The stock prices of Cancer Therapeutics Companies have been and will likely continue to be very volatile.
The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.
Certain companies in which the Fund may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. The international operations of many Cancer Therapeutics Companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.RangeCNCR.com
Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.
Range Cancer Therapeutics ETF | Range Cancer Therapeutics ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CNCR